Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity (Deficit)

(12) Stockholders’ Equity (Deficit)

Convertible Preferred Stock

Upon the closing of the IPO, all of the Company’s outstanding Series A and Series A-1 preferred stock automatically converted into 8,354,963 shares of common stock on a one-to-one basis.

The rights, preferences, and privileges of the Series A and Series A-1 were as follows:

Dividend Provisions—Holders of the Series A and Series A-1 were entitled to receive, prior and in preference to holders of the Company’s common stock and the Company’s Class A common stock, or Class A, cumulative dividends from the respective dates of issuance that accrue at a rate of 8% per annum payable only if and when declared by the Company’s board of directors or upon the liquidation, sale or change in control of the Company.

At December 31, 2016 and 2015, the amount of undeclared cumulative dividends totaled $0 and $9.6 million, respectively.

Liquidation Preference. If the Company was liquidated, dissolved or wound up, or if all or substantially all of the Company’s assets were acquired or if the Company underwent a change in control, the holders of the Series A and Series A-1 then outstanding would have been entitled to be paid out of the Company’s assets available for distribution, before any payment was made to the holders of common stock or Class A, the greater of (1) an amount in cash equal to the stated value per share of such holders’ preferred stock plus any accrued but unpaid dividends, whether or not declared, through the date of such liquidation, sale or change in control or (2) such amounts as such holders would receive if, immediately prior to such liquidation, sale or change in control, the outstanding Series A, Series A-1, and Class A were converted into the Company’s common stock. If the assets or funds available for distribution to the holders of Series A and Series A-1 were insufficient to pay such holders the full amount to which they are entitled, the holders would share prorata in the assets and funds available for distribution, based upon the aggregate value per share of such holders’ preferred stock plus any unpaid dividends, whether or not declared.

Conversion Rights. Each share of preferred stock was convertible at the option of the holder into common stock at a conversion price per share of $2.25 and $2.49 (each subject to adjustments upon the occurrence of certain dilutive events) for Series A and Series A-1, respectively. Each share of Series A and Series A-1 was convertible into shares of common stock on a one-for-one basis.

Mandatory Conversion Rights. Each share of Series A and Series A-1 would automatically have been converted into shares of common stock at the then effective conversion price for such shares upon the affirmative election of at least a majority of the outstanding shares of preferred stock, or the closing of an underwritten initial public offering with aggregate gross proceeds of at least $35.0 million and a per share price to the public of at least $12.46; provided, that in September 2016, the threshold for automatic conversion of the Company’s preferred stock into shares of the Company’s common stock in connection with an initial public offering was amended to eliminate the price per share threshold and only require that the Company raise at least $35.0 million in gross proceeds.

Voting Rights. Holders of each share of Series A and Series A-1 were entitled to the number of votes equal to the number of shares of common stock into which each such share of Series A and Series A-1 was convertible.

Redemption Rights. The preferred stock was not redeemable.

Class A Common Stock

In connection with the closing of the IPO, all shares of Class A then outstanding were automatically converted into 1,164,105 shares of common stock on a one-to-one basis.

The Class A holders did not have any voting rights.

The Class A holders had dividend rights. The Company was not permitted to declare, pay or set aside dividends on shares of common stock unless the holders of Class A received the same dividend per share as the holders of common stock. The Class A holders also had liquidation rights if the Company was liquidated, dissolved or wound up, if all or substantially all of the Company’s assets were acquired or if the Company underwent a change in control. If, upon such an event, the Series A and Series A-1 received their liquidation preference amount, the Class A would have been entitled to receive an amount per share equal to $1.15 (as adjusted for stock splits, combinations and similar events) plus any dividends declared but unpaid on shares of the Class A. If the assets or funds available for distribution to the holders of Class A were insufficient to pay such holders the full amount to which they were entitled, the holders would have shared pro rata in the assets and funds available for distribution, based upon the aggregate value per share of such holders’ Class A, plus any declared and unpaid dividends thereon. If the holders of preferred stock received their liquidation preference on an as-converted to common basis, the Company’s remaining assets, after distribution to the holders of preferred stock, would have been distributed ratably among the holders of common stock and Class A. Each share of Class A was convertible automatically into one share of common stock upon the mandatory conversion of the Series A and Series A-1.

Preferred Stock

As of December 31, 2016, the Company had authorized 10,000,000 shares of preferred stock, par value $0.001, of which no shares were outstanding.

Common Stock

Holders of the Company’s common stock are entitled to one vote per share.

At December 31, 2016 and 2015, there are 27,150,674 and 11,106,926 shares of common stock issued and outstanding, respectively.

In January 2015, the Company, pursuant to its repurchase right, repurchased 173,913 shares of its common stock from a former employee, who was also a stockholder and current board member for $1.5 million. The shares of common stock were retired and recorded as a reduction of common stock and additional paid-in-capital.

Warrants

In June 2009, the Company issued a warrant to purchase 10,029 shares of the Company’s Series A-1 preferred stock at an exercise price of $2.49 per share in connection with a preferred stock offering. The warrant expires upon the earlier of (1) 10 years after the issuance date, (2) the closing of an initial public offering; or (3) when a change in control transaction takes place. The Company issued 10,029 shares of Series A-1 preferred stock upon the exercise of this warrant in August 2016.

In June 2009, the Company issued a warrant to purchase 120,355 shares of the Company’s Series A-1 preferred stock at an exercise price of $2.49 per share in connection with a preferred stock offering. The warrant expires upon the earlier of (1) 10 years after the issuance date, (2) five years after the closing of an initial public offering; or (3) when a change in control transaction takes place. The Company issued 100,683 shares of Series A-1 preferred stock upon the “net exercise” of this warrant in September 2016.

No warrants to purchase shares of capital stock of the Company were outstanding as of December 31, 2016.